Acquisitions - Allocation of Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 Huntyard Limited [Member]
Business Acquisition [Line Items]
Cash				$ 2,872
Accounts receivable				341
Prepaids and other current assets				2,880
Fixed assets				65,843
Intangible assets				6,004
Goodwill	997,344	947,371	887,895	49,573
Total assets acquired				127,513
Accounts payable and accrued expenses				(7,520)
Taxes payable				(656)
Deferred revenue and parent deposits				(3,006)
Deferred taxes				(5,570)
Total liabilities assumed				(16,752)
Purchase price				$ 110,761